Contract Assets, Net and Contract Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Assets, Net and Contract Liabilities [Abstract]
Schedule of Allowance for Expected Credit Loss	Contract assets, net consisted of the following:
	March 31,
	2026	2025
Contract assets, gross	$—	$197,435
Less: allowance for expected credit loss	—	(270)
Total	$—	$197,165

Schedule of Contract Assets

The movement of contract assets, gross is as follows:

	March 31,
	2026	2025
Balance at beginning of the year	$197,435	$—
Amounts reclassified to accounts receivable upon billing	(197,435)	—
Additions	—	197,435
Total	$—	$197,435

Schedule of Allowance for Expected Credit Loss	The movement of allowances for expected credit loss is as follow:
	March 31,
	2026	2025
Balance at beginning of the year	$(270)	$—
Reversal (Provision)	270	(270)
Ending balance	$—	$(270)

Schedule of Contract Liabilities

The movement of contract liabilities is as follows:

	March 31,
	2026	2025
Balance at beginning of the year	$200,911	$196,515
Additions	482,372	200,911
Acquisition of a subsidiary	1,741,094	—
Recognized to revenue during the year	(662,758)	(196,515)
Ending balance	$1,761,619	$200,911